Fair Value Measurement (Tables)	6 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2021	Mar. 31, 2021	Dec. 31, 2020
Fair Value Measurement (Tables) [Line Items]
Schedule of assets measured at fair value on a recurring basis
	September 30, 2021
	Level 1	Level 2	Level 3	Total
Cash equivalents:
Money market fund	$5,269	$—	$—	$5,269
Total cash equivalents	$5,269	—	—	$5,269
Short-term investments:
Commercial Paper	—	4,197	—	4,197
Corporate debt securities	—	4,251	—	4,251
Asset-backed Securities	—	—	—	—
Total short-term investments	—	8,448	—	8,448
Total assets measured at fair value	$5,269	$8,448	$—	$13,717
	December 31, 2020
	Level 1	Level 2	Level 3	Total
Cash equivalents:
Money market fund	$7,192	$—	$—	$7,192
Total cash equivalents	$7,192	—	—	$7,192
Short-term investments:
Commercial Paper	—	14,587	—	14,587
Corporate debt securities	—	13,810	—	13,810
Asset-backed Securities	—	3,661	—	3,661
Total short-term investments	—	32,058	—	32,058
Total assets measured at fair value	$7,192	$32,058	$—	$39,250

	December 31, 2020
	Level 1	Level 2	Level 3	Total
Cash equivalents:
Money market fund	$7,192	$—	$—	$7,192
Total cash equivalents	7,192	—	—	7,192
Short-term investments:
Commercial Paper	—	14,587	—	14,587
Corporate debt securities	—	13,810	—	13,810
Asset-backed Securities	—	3,661	—	3,661
Total short-term investments	—	32,058	—	32,058
Total assets measured at fair value	$7,192	$32,058	$—	$39,250

Growth Capital Acquisition Corp. [Member]
Fair Value Measurement (Tables) [Line Items]
Schedule of assets and liabilities that were measured at fair value on a recurring basis and indicates the fair value hierarchy of the valuation techniques
	Level 1	Level 2	Level 3
Assets:
Investments held in Trust Account-Money Market Mutual Funds	172,516,064	—	—
	172,516,064	—	—
Liabilities
Warrant Liability – Public Warrants	$8,711,250	$—	$—
Warrant Liability – Private Warrants	—	—	5,278,500
	$8,711,250	$—	$5,278,500

Schedule of key inputs used in the black scholes option pricing model for the private warrants
Input	September 30, 2021	March 31, 2021
Risk-free interest rate	1.1%	1.2%
Expected term (years)	5.29	5.58
Expected volatility	15.4%	10.0%
Stock Price	$9.88	$9.70
Exercise price	$11.50	$11.50
Dividend yield	0.0%	0.0%

Schedule of of the changes in the fair value of the Level 3 assets and liabilities measured at fair value
Private Warrants
Fair value as of March 31, 2021	$2,742,750
Change in fair value	517,500
Fair value as of June 30, 2021	$3,260,250
Change in fair value	2,018,250
Fair value as of September 30, 2021	$5,278,500

Growth capital acquisition corp. [Member]
Fair Value Measurement (Tables) [Line Items]
Schedule of assets and liabilities that were measured at fair value on a recurring basis and indicates the fair value hierarchy of the valuation techniques
	March 31, 2021	(Level 1)	(Level 2)		(Level 3)
Assets:
Investments held in Trust Account-Money Market Mutual Funds	86,251,323	86,251,323
Cash and Investments held in Trust Account-Treasury Bills	86,255,170	86,255,170
	172,506,493	172,506,493
Liabilities
Warrant Liability – Public Warrants	$4,398,750	$4,398,750		$—	$—
Warrant Liability – Private Warrants	2,742,750	—		—	2,742,750
	$7,141,500	$4,398,750	$		$2,742,750

Schedule of key inputs used in the black scholes option pricing model for the private warrants
Input	March 31, 2021
Risk-free interest rate	1.2%
Expected term (years)	5.58
Expected volatility	10.0%
Stock Price	$9.70
Exercise price	$11.50
Dividend yield	0.0%

Schedule of of the changes in the fair value of the Level 3 assets and liabilities measured at fair value
	Warrant Liability	Private Warrants	Public Warrants
Fair value as of April 1, 2020	$—	$—	$—
Initial fair value of warrant liability upon issuance at IPO on February 2, 2021	17,077,500	6,468,750	10,608,750
Public warrants reclassified to level 1	—	—	(4,398,750)
Change in fair value	(9,936,000)	(3,726,000)	(6,210,000)
Fair value as of March 31, 2021	$7,141,500	$2,742,750	$—